Loans and Allowance for Credit Losses - Schedule of Impaired Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and Allowance for Credit Losses.
Nonaccrual with no ACL	$ 882,000	$ 736,000
Nonaccrual with ACL	1,384,000
Total Nonaccrual	2,266,000	736,000
Loans Past Due Over 90 Days Still Accruing		56,000
Total Nonperforming	2,266,000	792,000
Interest Income, Other	6,000	4,000
Commercial and Industrial
Loans and Allowance for Credit Losses.
Nonaccrual with no ACL	312,000	170,000
Total Nonaccrual	312,000	170,000
Loans Past Due Over 90 Days Still Accruing		41,000
Total Nonperforming	312,000	211,000
Commercial real estate
Loans and Allowance for Credit Losses.
Nonaccrual with no ACL	1,000	258,000
Nonaccrual with ACL	1,384,000
Total Nonaccrual	1,385,000	258,000
Total Nonperforming	1,385,000	258,000
Residential
Loans and Allowance for Credit Losses.
Nonaccrual with no ACL	559,000	308,000
Total Nonaccrual	559,000	308,000
Total Nonperforming	559,000	308,000
Consumer
Loans and Allowance for Credit Losses.
Nonaccrual with no ACL	10,000
Total Nonaccrual	10,000
Loans Past Due Over 90 Days Still Accruing		15,000
Total Nonperforming	$ 10,000	$ 15,000